Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Borrowings [Abstract]
Short-term borrowings
	December 31,	December 31,
Secured Short-term borrowings:	2013	2014
Loan Facility:
(a) Revolving overdraft credit facility dated 5/06/2015	$7,993	$6,993
(b) Trade credit facility dated 8/9/2013	20,853	-
(c) Revolving credit facility dated 11/16/2012	65,120	-
(d) Revolving credit facility dated 9/1/2013	28,467	-
(e) Revolving credit facility dated 5/10/2013	109,871	-
(f) Security agreement dated 8/22/2014	99,286	110,500
(g) Borrowing base facility agreement dated 9/18/2014	-	201,485
Total short-term borrowings	$331,590	$318,978